Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of prepaid expenses and other current assets

	December 31, 2017	December 31, 2016
VAT and other tax credits	2,186	2,526
Insurance claims receivable, net	1,025	1,744
Deferred insurance premiums	1,074	2,042
Advances to suppliers	192	1,285
Other	1,706	2,195

Total prepaid expenses and other current assets	$6,183	$9,792